Allowance for Loan Losses - Allowance for Loan Losses and Recorded Investment in Financing Receivables (Detail) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan losses:
Beginning balance					$ 18,008	$ 23,246	$ 35,537
Charge-offs					(2,425)	(7,513)	(31,080)
Recoveries					1,642	5,555	3,986
Net charge-offs					(783)	(1,958)	(27,094)
Provision for loan losses	$ (1,682)	$ (300)	$ (1,762)	$ (1,218)	(1,682)	(3,280)	14,803
Ending balance		18,008			15,541	18,008	23,246
Ending balance: collectively evaluated for impairment		18,008			15,541	18,008	23,246
Financing Receivables:
Ending balance		1,548,509			1,609,918	1,548,509	1,510,144
Ending balance: individually evaluated for impairment		3,117			3,101	3,117	10,229
Ending balance: collectively evaluated for impairment		1,545,392			1,606,817	1,545,392	1,499,915
Commercial and Industrial [Member]
Allowance for loan losses:
Beginning balance					2,761	5,134	12,061
Charge-offs					(256)	(375)	(10,563)
Recoveries					252	3,417	1,235
Net charge-offs					(4)	3,042	(9,328)
Provision for loan losses					(604)	(5,416)	2,401
Ending balance		2,761			2,153	2,761	5,134
Ending balance: collectively evaluated for impairment		2,761			2,153	2,761	5,134
Financing Receivables:
Ending balance		230,681			235,946	230,681	242,494
Ending balance: individually evaluated for impairment		227				227	149
Ending balance: collectively evaluated for impairment		230,454			235,946	230,454	242,345
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning balance					8,142	9,615	14,518
Charge-offs					(425)	(836)	(9,205)
Recoveries					170	440	1,343
Net charge-offs					(255)	(396)	(7,862)
Provision for loan losses					(337)	(1,077)	2,959
Ending balance		8,142			7,550	8,142	9,615
Ending balance: collectively evaluated for impairment		8,142			7,550	8,142	9,615
Financing Receivables:
Ending balance		853,892			974,010	853,892	740,282
Ending balance: individually evaluated for impairment		731			860	731	3,297
Ending balance: collectively evaluated for impairment		853,161			973,150	853,161	736,985
Land and Development [Member]
Allowance for loan losses:
Beginning balance					1,058	958	1,249
Charge-offs							(289)
Recoveries					714	351	467
Net charge-offs					714	351	178
Provision for loan losses					(1,168)	(251)	(469)
Ending balance		1,058			604	1,058	958
Ending balance: collectively evaluated for impairment		1,058			604	1,058	958
Financing Receivables:
Ending balance		68,070			67,165	68,070	70,156
Ending balance: individually evaluated for impairment							138
Ending balance: collectively evaluated for impairment		68,070			67,165	68,070	70,018
Residential Real Estate Loans [Member]
Allowance for loan losses:
Beginning balance					3,029	3,515	2,898
Charge-offs					(1,025)	(2,810)	(3,124)
Recoveries					37	819	198
Net charge-offs					(988)	(1,991)	(2,926)
Provision for loan losses					607	1,505	3,543
Ending balance		3,029			2,648	3,029	3,515
Ending balance: collectively evaluated for impairment		3,029			2,648	3,029	3,513
Financing Receivables:
Ending balance		249,975			210,874	249,975	276,993
Ending balance: individually evaluated for impairment		1,970			2,084	1,970	4,759
Ending balance: collectively evaluated for impairment		248,005			208,790	248,005	272,234
Home Equity [Member]
Allowance for loan losses:
Beginning balance					2,816	3,256	3,441
Charge-offs					(454)	(2,735)	(4,568)
Recoveries					351	366	401
Net charge-offs					(103)	(2,369)	(4,167)
Provision for loan losses					(364)	1,929	3,982
Ending balance		2,816			2,349	2,816	3,256
Ending balance: collectively evaluated for impairment		2,816			2,349	2,816	3,256
Financing Receivables:
Ending balance		142,784			119,481	142,784	174,165
Ending balance: individually evaluated for impairment		88			72	88	1,751
Ending balance: collectively evaluated for impairment		142,696			119,409	142,696	172,414
Other [Member]
Allowance for loan losses:
Beginning balance					202	768	1,370
Charge-offs					(265)	(757)	(3,331)
Recoveries					118	162	342
Net charge-offs					(147)	(595)	(2,989)
Provision for loan losses					182	30	2,387
Ending balance		202			237	202	768
Ending balance: collectively evaluated for impairment		202			237	202	768
Financing Receivables:
Ending balance		3,107			2,442	3,107	6,054
Ending balance: individually evaluated for impairment		101			85	101	135
Ending balance: collectively evaluated for impairment		$ 3,006			$ 2,357	$ 3,006	$ 5,919